Investment Strategy - T. Rowe Price Value Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The fund considers a company to have value characteristics if the company’s securities are represented in an appropriate third-party value-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund may purchase stocks issued by companies of any size, but typically focuses its investments on large-cap stocks.

In taking a value approach to investment selection, the adviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the adviser generally looks for one or more of the following:

●	low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the broader equity market, a company’s peers, or a company’s own historical norm;

●	low stock price relative to a company’s underlying asset values or intrinsic value;

●	companies that may benefit from restructuring activity; and/or

●	a sound balance sheet and other positive financial characteristics.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics.